Stock-Based Compensation (Details) - USD ($) $ / shares in Units, $ in Thousands		1 Months Ended	3 Months Ended		6 Months Ended		12 Months Ended
	Oct. 28, 2020	Oct. 31, 2025	Jun. 30, 2026	Jun. 30, 2025	Jun. 30, 2026	Jun. 30, 2025	Dec. 31, 2025	Dec. 31, 2024	Apr. 03, 2019
Stock-Based Compensation [Line Items]
Common stock reserved			15,312,731		15,312,731		15,354,370	11,483,561
Awards shares							743,113
Related to service based awards			$ 1,300		$ 1,300
Related to the performance based awards			2,300		2,300
Total compensation cost not yet recognized			$ 3,600		$ 3,600
Weighted average period					7 months 6 days
Stock-based compensation expense					$ 1,099	$ 1,239	$ 1,941	$ 383
Fair value of options granted amount							$ 2.85
Share-Based Payment Arrangement, Employee [Member]
Stock-Based Compensation [Line Items]
Vested shares		164,552
Partial Recourse Notes [Member]
Stock-Based Compensation [Line Items]
Interest rate	0.38%
Principal amount	$ 700
Founders [Member] | Partial Recourse Notes [Member]
Stock-Based Compensation [Line Items]
Interest rate	50.00%
2019 Equity Incentive Plan [Member]
Stock-Based Compensation [Line Items]
Common stock reserved									5,050,895
Awards shares					223,633
Stock Options [Member]
Stock-Based Compensation [Line Items]
Contractual term					10 years		10 years
Options granted shares
Purchase shares							828,750
Stock Options [Member] | Maximum [Member]
Stock-Based Compensation [Line Items]
Related to service based awards							$ 4,000
Weighted average period							2 years 2 months 4 days
Stock Options [Member] | Minimum [Member]
Stock-Based Compensation [Line Items]
Related to service based awards							$ 1,800
Weighted average period							2 years 3 months 18 days
Restricted Stock [Member]
Stock-Based Compensation [Line Items]
Purchase shares							485,527
Purchase price per share							$ 1.45
Vesting term		4 years			4 years		4 years
Vested shares					41,138
Stock-based compensation expense							$ 100
Granted shares					543,488		329,104
Percentage of unpaid principal balance and accrued interest							50.00%
Subject to vesting shares		164,552
Restricted Stock [Member] | Commercial Contract Two [Member]
Stock-Based Compensation [Line Items]
Vesting percent		75.00%
Restricted Stock [Member] | Maximum [Member] | Commercial Contract Two [Member]
Stock-Based Compensation [Line Items]
Vesting percent		75.00%
Restricted Stock [Member] | Minimum [Member] | Commercial Contract One [Member]
Stock-Based Compensation [Line Items]
Vesting percent		25.00%
Restricted Stock [Member] | Share-Based Payment Arrangement, Employee [Member]
Stock-Based Compensation [Line Items]
Shares granted		329,104
Restricted Stock [Member] | Partial Recourse Notes [Member]
Stock-Based Compensation [Line Items]
Interest rate							0.38%
Principal amount							$ 700
Restricted Stock [Member] | Founders [Member]
Stock-Based Compensation [Line Items]
Purchase shares	485,527
Purchase price per share	$ 1.45
Subject to vesting shares		164,552
Performance Awards [Member]
Stock-Based Compensation [Line Items]
Vested shares		164,552
Stock-based compensation expense					$ 400		$ 400
Performance Awards [Member] | Commercial Contract One [Member]
Stock-Based Compensation [Line Items]
Vesting percent		25.00%
Service Award [Member]
Stock-Based Compensation [Line Items]
Stock-based compensation expense					$ 200
Performance criteria [Member]
Stock-Based Compensation [Line Items]
Vested shares		164,552